Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) bank	Apr. 01, 2015	Mar. 31, 2015	Dec. 31, 2014 USD ($)
Basis Of Financial Statement Presentation And Summary Of Significant Accounting Policies [Line Items]
Daily average required reserve | $	$ 32.0			$ 19.9
Number of regional banking institutions | bank	2
Period of interest rate lock	60 days
Period of loan to defer origination cost	12 months
Charge off impaired loans days	90 days
Period after which loans are placed in nonaccrual status	90 days
Percentage of benefits from tax positions	50.00%
Minimum | Equipment
Basis Of Financial Statement Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful lives of the related assets	3 years
Maximum | Premises
Basis Of Financial Statement Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful lives of the related assets	50 years
GBMI
Basis Of Financial Statement Presentation And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage by noncontrolling owners	51.00%	60.00%	51.00%